Note 15 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance (in shares)	8,000	19,605	37,314
Balance	$ 7,654,577	$ 18,757,361	$ 35,613,759
Dividends declared (in shares)	365	81	1,333
Dividends declared	$ 365,059	$ 78,639	$ 1,335,733
Shares distributed to EuroDry (in shares)			(19,042)
Shares distributed to EuroDry			$ (18,192,131)
Redemption of shares (in shares)		(11,686)
Redemption of shares		$ (11,686,000)
Preferred deemed dividend		$ 504,577
Balance (in shares)	8,365	8,000	19,605
Balance	$ 8,019,636	$ 7,654,577	$ 18,757,361
Ordinary Preferred Stock [Member]
Balance	6,849,522	14,500,000	29,000,000
Dividends declared
Shares distributed to EuroDry			(14,500,000)
Redemption of shares		(8,155,055)
Preferred deemed dividend		504,577
Balance	6,849,522	6,849,522	14,500,000
Preferred Stock Issued as Dividends [Member]
Balance	805,055	4,257,361	6,613,759
Dividends declared	365,059	78,639	1,335,733
Shares distributed to EuroDry			(3,692,131)
Redemption of shares		(3,530,945)
Preferred deemed dividend
Balance	$ 1,170,114	$ 805,055	$ 4,257,361